TRANSAMERICA FUNDS

Supplement to the Currently Effective Statement of Additional Information

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Transamerica BNY Mellon Market Neutral Strategy

Effective on January 6, 2011, the fund will be renamed Transamerica JPMorgan Long/Short Strategy and the following information supplements and amends information in the Statement of Additional Information concerning the fund:

All references to Transamerica BNY Mellon Market Neutral Strategy are revised to mean Transamerica JPMorgan Long/Short Strategy. Transamerica JPMorgan Long/Short Strategy is sub-advised by J.P. Morgan Investment Management Inc., located at 245 Park Avenue, New York, NY 10167. Transamerica JPMorgan Long/Short Strategy’s investment adviser, Transamerica Asset Management, Inc., will remain the same. The fund will have a lower advisory fee schedule, which is described below; its sub-advisory fee structure remains the same.

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The “Investment Adviser Compensation” table beginning on Page 34 of the Statement of Additional Information is hereby revised to delete the investment adviser compensation information for Transamerica BNY Mellon Market Neutral Strategy and to include the following (alphabetically):

Transamerica JPMorgan Long/Short Strategy 1.30%

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“Appendix A” of the Statement of Additional Information is hereby revised to delete the proxy voting policies of Mellon Capital Management Corporation.

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“Appendix B - Portfolio Managers” is hereby revised to delete all information for Transamerica BNY Mellon Market Neutral Strategy.

In addition, “Appendix B - Portfolio Managers” beginning on page B-16 is hereby revised to include the following information for Transamerica JPMorgan Long/Short Strategy:

Transamerica JPMorgan Long/Short Strategy

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager*	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Terance Chen	4	$1.6 billion	1	$166 million	4	$532 million

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Terance Chen	0	$0	0	$0	0	$0

*Information as of January 6, 2011

Ownership of Securities

As of October 31, 2009, none of the portfolio managers beneficially owned any securities in the funds. As of January 6, 2011, Mr. Chen did not beneficially own any securities in Transamerica JPMorgan Long/Short Strategy.

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Investors Should Retain this Supplement for Future Reference

January 6, 2011